Restricted Cash - Summary of Restricted Cash (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	₨ 5,051	$ 69.0	₨ 5,725
Restricted cash — current	4,881	66.7	4,877	₨ 2,168
Restricted cash — non-current	170	2.3	848	₨ 1,280
Bank Deposits [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	4,881	66.7	4,877
Term Deposits [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	₨ 170	$ 2.3	₨ 848